OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

August 31, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Oppenheimer Gold & Special Minerals Fund
                   File Nos. 2-82590 and 811-03694

Ladies and Gentlemen:

On behalf of Oppenheimer Gold & Special Minerals Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which amendment constitutes Post-Effective Amendment No. 47 to the Registration Statement under the Securities Act and Amendment No. 45 to the Registration Statement under the Investment Company Act (the “Amendment”).

     Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Registrant is filing the Amendment for the sole purpose of designating a new effective date for Post-Effective Amendment No. 46 to the Registration Statement, which was filed on June 29, 2010, pursuant to Rule 485(a)(1). The new effective date is September 3, 2010. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted.

     Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on September 3, 2010, as indicated on the facing page.

     The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Associate Counsel

Enclosures

cc:     Kramer Levin Naftalis & Frankel LLP

         Gloria LaFond